Debt	6 Months Ended
Jun. 27, 2021
Debt Disclosure [Abstract]
Debt
6.	DEBT
Debt of the Company consisted of the following:

	June 27, 2021	December 31, 2020
First lien note	$540,587	$541,969
Second lien note	145,000	145,000
Other	4,544	4,701
Less unamortized debt issuance costs	(14,729)	(16,684)

	675,402	674,986

Less current portion of long-term debt	(5,528)	(5,528)

	$669,874	$669,458

The first lien note totals $600,000, comprising of two parts: a revolving component with maximum borrowings of $50,000, and a $550,000 term loan. Interest is based on LIBOR or the prime rate at the Company’s option, plus the applicable margin rate. Interest is due monthly for the prime rate loans and every one to three months for the LIBOR rate loans. The interest rate for the first lien note LIBOR rate loans was 5.2% at June 27, 2021 and December 31, 2020. There were no prime rate loans as of June 27, 2021 or December 31, 2020. Principal payments of $1,382 are due on a quarterly
basis. The note is secured by the assets of the Company and the revolving credit facility matures in
October 2023
, while the term loan matures in
October 2025
. The note requires that the Company maintain a certain fixed charge coverage ratio. At June 27, 2021, the Company was in compliance with all financial covenants. In addition, the Company had outstanding letters of credit under the note, which totaled $1.2 million at June 27, 2021 and December 31, 2020.
The second lien note totals $145,000. Interest is based on LIBOR or the prime rate at the Company’s option, plus the applicable margin rate. Interest is due monthly for the prime rate loans and every one to three months for the LIBOR rate loans. The interest rate for the second lien note LIBOR rate loan was 8.6% and 8.7% at June 27, 2021 and December 31, 2020, respectively. The note is secured by a second lien on the assets of the Company and matures in October 2026. The note requires that the Company maintain a certain fixed charge coverage ratio. At June 27, 2021, the Company was in compliance with all financial covenants. Sentinel Capital Partners Junior Fund I, a related party, holds a portion of the second lien note and the outstanding balance at June 27, 2021 and December 31, 2020 was $20,000.
Future maturities of long-term debt and amortization of debt issuance costs as of June 27, 2021 are as follows:

	Debt	Debt Issuance Costs
2021 (remaining six months)	$4,148	$1,955
2022	5,528	3,618
2023	5,528	3,344
2024	5,528	3,090
2025	519,855	2,450
Thereafter	149,544	272

	$690,131	$14,729